GMO Core Plus Bond Series Fund
GMO CORE PLUS BOND SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the Bloomberg Barclays U.S. Aggregate Index.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Core Plus Bond Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.16%	0.16%	0.16%	0.16%
Acquired fund fees and expenses	[2],[5]	0.36%	0.36%	0.36%	0.36%
Total annual fund operating expenses	[2]	1.07%	0.92%	0.82%	0.97%
Expense reimbursement	[2],[6]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	1.06%	0.91%	0.81%	0.96%
[1]	The amount reflects the management fee paid by Core Plus Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Core Plus Bond Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Core Plus Bond Fund ("Core Plus Bond Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services.
[5]	These indirect expenses include net expenses borne by Core Plus Bond Fund as a result of its investment in underlying funds. These expenses represent approximately 0.04% of net indirect operating expenses, less than 0.01% of interest expense and 0.32% of indirect transaction fees.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Core Plus Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Core Plus Bond Series Fund - USD ($)	1 Year	3 Years
Class R4	108	414
Class R5	93	367
Class R6	83	336
Class PS	98	383

Expense Example, No Redemption - GMO Core Plus Bond Series Fund - USD ($)	1 Year	3 Years
Class R4	108	414
Class R5	93	367
Class R6	83	336
Class PS	98	383

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2017, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Fund invests substantially all of its assets in GMO Core Plus Bond Fund ("Core Plus Bond Fund"), a series of GMO Trust not offered in this Prospectus. Core Plus Bond Fund invests in securities and other instruments. The Fund's investment objective and principal investment strategies are substantially similar to those of Core Plus Bond Fund. Except as otherwise indicated, references to the Fund may also refer to Core Plus Bond Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Core Plus Bond Fund. GMO serves as investment adviser for both the Fund and Core Plus Bond Fund.

The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by making investments that often will not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other funds managed by GMO ("GMO Funds")) and direct credit investments in asset-backed, government and emerging country debt securities, and can cause the Fund's performance to differ significantly from that of its benchmark.

In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO uses a quantitative approach that considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund's benchmark.

The factors GMO considers and investment methods GMO uses can change over time.

In pursuing its investment program, the Fund may make investments in:

•      derivatives and short sales, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, and swap contracts, such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, cross currency basis swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps (to generate a return comparable to the Fund's benchmark and to generate return in global interest rate, currency, and credit markets);

•      bonds denominated in various currencies, including non-U.S. and U.S. government bonds and corporate bonds;

•      shares of GMO Opportunistic Income Fund ("Opportunistic Income Fund") (to provide exposure to credit (particularly, asset-backed) markets);

•      shares of GMO Emerging Country Debt Fund ("ECDF") (to provide exposure to emerging country debt securities); and

•      shares of GMO U.S. Treasury Fund, money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

As a result primarily of its investment in shares of Opportunistic Income Fund and ECDF, the Fund has and expects to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (below investment grade debt investments are sometimes referred to as "junk bonds," although this term is not generally used to refer to emerging country debt securities or asset-backed securities).

GMO normally seeks to maintain the Fund's estimated interest rate duration within 2 years of the benchmark's duration (approximately 5.95 years as of 5/31/17). For an additional discussion of duration, see "Additional Information About the Funds' Investment Strategies, Risks, and Expenses — Fixed Income Series Funds — Duration."

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Core Plus Bond Series Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Core Plus Bond Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Core Plus Bond Fund, which include those outlined in the following brief summary of principal risks. Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund's performance more than if Core Plus Bond Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Core Plus Bond Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Core Plus Bond Fund.

•   Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market's uncertainty about the value of a fixed income investment (or class of fixed income investments).

•   Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in anticipation of such failure. Below investment grade investments have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than is the case with issuers of investment grade investments.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. If the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts may not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

•   Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

•   Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•   Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated, such as the Fund's investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•   Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market events. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Core Plus Bond Fund and the underlying funds in which it invests, including the risk that Core Plus Bond Fund and those underlying funds will not perform as expected.

•   Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

•   Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the equity's fundamental fair (or intrinsic) value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•   Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Core Plus Bond Fund (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and Core Plus Bond Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 9.03% (3Q2009) Lowest Quarter: -15.31% (4Q2008) Year-to-Date (as of 3/31/17): 1.36%
Average Annual Total Returns Periods Ending December 31, 2016
Average Annual Total Returns - GMO Core Plus Bond Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date [1]
Class R4	1.05%	3.53%	3.36%	5.00%	Apr. 30, 1997
Class R4 | Return After Taxes on Distributions	(0.58%)	1.92%	0.69%	2.51%	Apr. 30, 1997
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares	0.59%	2.02%	1.44%	2.86%	Apr. 30, 1997
Class R5	1.20%	3.69%	3.51%	5.16%	Apr. 30, 1997
Class R6	1.30%	3.79%	3.62%	5.26%	Apr. 30, 1997
Class PS	1.15%	3.63%	3.46%	5.10%	Apr. 30, 1997
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	2.65%	2.23%	4.34%	5.33%	Apr. 30, 1997
[1]	Inception date for Core Plus Bond Fund (Class III shares).